BETTER 10K - PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Finance lease assets		$ 3,761	$ 3,761
Total property and equipment		50,245	52,035
Less: Accumulated depreciation		(19,741)	(11,076)
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization, Total	$ 17,806	30,504	40,959	$ 27,454	$ 20,718
Computer and Hardware
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		18,688	23,850
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		3,105	4,559
Land and buildings
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		3,030	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 21,661	$ 19,866